Product Sales (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Sep. 01, 2016	Jun. 02, 2016	Mar. 03, 2016	Dec. 03, 2015	Sep. 03, 2015	Jun. 04, 2015	Mar. 05, 2015	Dec. 04, 2014	Sep. 01, 2016	Sep. 03, 2015	Aug. 28, 2014
Revenue from External Customer [Line Items]
Net sales	$ 3,217	$ 2,898	$ 2,934	$ 3,350	$ 3,600	$ 3,853	$ 4,166	$ 4,573	$ 12,399	$ 16,192	$ 16,358
DRAM
Revenue from External Customer [Line Items]
Net sales									7,207	10,339	11,164
Non-Volatile Memory | Trade Sales
Revenue from External Customer [Line Items]
Net sales									4,138	4,811	3,993
Non-Volatile Memory | Non-Trade Sales
Revenue from External Customer [Line Items]
Net sales									501	463	475
Other
Revenue from External Customer [Line Items]
Net sales									$ 553	$ 579	$ 726